BASIC AND DILUTED INCOME PER SHARE - Summary of Loss Per Share Calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Net income for the period attributable to the shareholders	$ 56	$ 2,445	$ 4,542	$ 6,911
Weighted-average number of ordinary shares, basic (in shares)	35,443,258	28,556,422	35,176,469	28,556,422
Net income per share attributable to shareholders, basic (in usd per share)	$ 0.00	$ 0.09	$ 0.13	$ 0.24
Weighted-average number of ordinary shares, diluted (in shares)	36,057,597	31,401,166	36,131,524	31,401,166
Net income per share attributable to shareholders, diluted (in usd per share)	$ 0.00	$ 0.08	$ 0.13	$ 0.22